Investment in Informage SQN Echo LLC (Details Narrative) (SQN Echo LLC, USD $)	0 Months Ended
	Aug. 01, 2014	Dec. 31, 2014
Pecentage of ownership (in percent)	24.50%
Advances		$ 1,219,091
Third Party [Member]
Pecentage of ownership (in percent)	51.00%
Additional capital contributions	3,850,000
Investment Income	$ 12,701